Risk management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 1,404	R$ 1,591
Income debt instruments	1,404	1,591
Financial assets measured at fair value in profit or loss for trading	159,210	124,679
Profit or loss debt instruments	125,551	95,168
Profit or loss equity instruments	40	43
Profit or loss derivatives	33,619	29,468
Financial assets measured at fair value in other comprehensive income	143,188	78,761
Comprehensive income debt instruments	143,188	78,578
Financial Assets Measured at Amortized Cost	819,017	717,347
Loans and Other Amounts with Credit Institutions	119,011	93,222
Loans and advances to customers	623,107	547,599
Amortized cost debt instruments	76,899	76,527
Amortized cost total	1,122,819	922,379
Financial Liabilities Measured at Fair Value in income Held for Trading	51,593	50,947
Fair value in income held for trading derivatives	12,196	27,183
Short Positions	39,397	23,764
Financial liabilities at amortized cost	1,043,065	942,977
Deposits from the Central Bank of Brazil and deposits from credit institutions	131,052	113,304
Customer deposits	661,170	64,770
Bonds and securities	227,501	165,486
Debt Instruments Eligible to Capital	23,342	16,488
Total	1,094,658
Comprehensive income equity instruments		183
Total		993,924
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Financial assets measured at fair value in profit or loss for trading	10,844	19,295
Profit or loss debt instruments	10,844	11,028
Profit or loss equity instruments		22
Profit or loss derivatives		8,244
Financial assets measured at fair value in other comprehensive income	2,931	1,393
Comprehensive income debt instruments	2,931	1,393
Financial Assets Measured at Amortized Cost	114,080	145,514
Loans and Other Amounts with Credit Institutions	110,426	86,325
Loans and advances to customers	3,373	54,270
Amortized cost debt instruments	281	4,919
Amortized cost total	127,855	166,202
Financial Liabilities Measured at Fair Value in income Held for Trading	39,403	30,627
Fair value in income held for trading derivatives	6	6,863
Short Positions	39,397	23,764
Financial liabilities at amortized cost	222,840	318,836
Deposits from the Central Bank of Brazil and deposits from credit institutions	505	16,811
Customer deposits	222,279	295,413
Bonds and securities	56	6,612
Debt Instruments Eligible to Capital
Total	262,243
Comprehensive income equity instruments
Total		349,463
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Financial assets measured at fair value in profit or loss for trading	7,206	6,077
Profit or loss debt instruments	1,550	1,780
Profit or loss equity instruments	17	1
Profit or loss derivatives	5,639	4,296
Financial assets measured at fair value in other comprehensive income	7,339	5,054
Comprehensive income debt instruments	7,339	5,054
Financial Assets Measured at Amortized Cost	163,232	145,270
Loans and Other Amounts with Credit Institutions	2,535	1,162
Loans and advances to customers	150,960	128,381
Amortized cost debt instruments	9,737	15,727
Amortized cost total	177,777	156,401
Financial Liabilities Measured at Fair Value in income Held for Trading	2,529	4,972
Fair value in income held for trading derivatives	2,529	4,972
Short Positions
Financial liabilities at amortized cost	130,959	145,130
Deposits from the Central Bank of Brazil and deposits from credit institutions	32,408	38,298
Customer deposits	75,866	82,892
Bonds and securities	22,685	23,940
Debt Instruments Eligible to Capital
Total	133,488
Comprehensive income equity instruments
Total		150,102
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	121
Income debt instruments	121
Financial assets measured at fair value in profit or loss for trading	32,461	8,225
Profit or loss debt instruments	26,706	6,161
Profit or loss equity instruments		3
Profit or loss derivatives	5,755	2,060
Financial assets measured at fair value in other comprehensive income	6,576	3,222
Comprehensive income debt instruments	6,576	3,222
Financial Assets Measured at Amortized Cost	211,015	103,823
Loans and Other Amounts with Credit Institutions	2,863	2,836
Loans and advances to customers	181,405	85,109
Amortized cost debt instruments	26,747	15,877
Amortized cost total	250,173	115,269
Financial Liabilities Measured at Fair Value in income Held for Trading	1,958	1,779
Fair value in income held for trading derivatives	1,958	1,779
Short Positions
Financial liabilities at amortized cost	282,616	156,974
Deposits from the Central Bank of Brazil and deposits from credit institutions	74,803	36,953
Customer deposits	158,729	93,485
Bonds and securities	49,084	26,535
Debt Instruments Eligible to Capital
Total	284,574
Comprehensive income equity instruments
Total		158,753
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	1,283
Income debt instruments	1,283
Financial assets measured at fair value in profit or loss for trading	66,004	54,467
Profit or loss debt instruments	48,954	43,768
Profit or loss equity instruments	23	17
Profit or loss derivatives	17,027	10,682
Financial assets measured at fair value in other comprehensive income	81,687	55,140
Comprehensive income debt instruments	81,687	55,140
Financial Assets Measured at Amortized Cost	223,938	206,862
Loans and Other Amounts with Credit Institutions	3,187	2,899
Loans and advances to customers	198,944	178,329
Amortized cost debt instruments	21,807	25,634
Amortized cost total	372,912
Financial Liabilities Measured at Fair Value in income Held for Trading	6,497	9,467
Fair value in income held for trading derivatives	6,497	9,467
Short Positions
Financial liabilities at amortized cost	325,846	270,185
Deposits from the Central Bank of Brazil and deposits from credit institutions	22,099	12,990
Customer deposits	204,254	175,856
Bonds and securities	99,493	81,339
Debt Instruments Eligible to Capital
Total	332,343	316,469
Comprehensive income equity instruments
Total		279,652
Above 5 Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income		1,591
Income debt instruments		1,591
Financial assets measured at fair value in profit or loss for trading	42,695	36,616
Profit or loss debt instruments	37,497	32,430
Profit or loss equity instruments
Profit or loss derivatives	5,198	4,186
Financial assets measured at fair value in other comprehensive income	44,655	13,951
Comprehensive income debt instruments	44,655	13,768
Financial Assets Measured at Amortized Cost	106,752	115,879
Loans and Other Amounts with Credit Institutions
Loans and advances to customers	88,425	101,509
Amortized cost debt instruments	18,327	14,369
Amortized cost total	194,102	168,037
Financial Liabilities Measured at Fair Value in income Held for Trading	1,206	4,101
Fair value in income held for trading derivatives	1,206	4,101
Short Positions
Financial liabilities at amortized cost	80,804	51,853
Deposits from the Central Bank of Brazil and deposits from credit institutions	1,237	8,252
Customer deposits	42	53
Bonds and securities	56,183	27,060
Debt Instruments Eligible to Capital	23,342	16,488
Total	R$ 82,010
Comprehensive income equity instruments		183
Total		R$ 55,954